Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 229,660,148	$ 83,948,770
Prepayments and other current assets	954,506	143,527
Total current assets	230,614,654	84,092,297
Investments in equity investees	1,650,348	500,000
Prepayments for equipment	126,411	1,417,029
Property and equipment	11,853,764	1,246,058
Intangible assets	20,089	7,000
Long term deposits	306,825	267,980
Value added tax recoverable	5,062,137	1,376,921
Total assets	249,634,228	88,907,285
Current liabilities:
Accounts payable	8,967,685	523,338
Warrant liabilities		3,900,000
Other payables	3,101,459	750,118
Total current liabilities	12,069,144	5,173,456
Deferred income	2,394,124	778,434
Total liabilities	14,463,268	5,951,890
Commitments and contingencies (Note 16)
Mezzanine equity
Total mezzanine equity		134,507,144
Shareholders' (deficit) equity
Ordinary shares (par value of US$0.00006 per share; 83,333,333 shares authorized, 9,657,175 and 49,912,570 shares issued and outstanding as of December 31,2016 and 2017, respectively)	2,995	579
Subscription receivable	(18)	(5)
Additional paid-in capital	345,269,688	9,313,646
Accumulated deficit	(110,551,613)	(60,167,437)
Accumulated other comprehensive (loss) income	449,908	(698,532)
Total shareholders' (deficit) equity	235,170,960	(51,551,749)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	$ 249,634,228	88,907,285
Series A1 Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		10,028,572
Series A2 Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		18,278,572
Series B1 Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		53,100,000
Series B2 Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity		$ 53,100,000